Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Granting Policy
Equity grants made to our executive officers must be approved by the Subcommittee. The Subcommittee approves and grants annual equity awards, including options, at approximately the same time every year. Each year, the Subcommittee approves the dollar amounts of the long-term equity awards for its executives in February. The performance units, which have a three-year performance period, are typically granted in February, and the stock option awards and restricted stock unit awards are typically granted in August, two full business days after the Company’s second quarter earnings release is issued. Outside of the annual grant cycle, the Subcommittee may, from time to time, grant special equity awards, such as in connection with a new hire package. The Subcommittee retains discretion to determine the grant dates for any such special equity awards, taking into account all relevant factors. The Subcommittee does not take material non-public
information into account when determining the timing of the grant of equity awards, including options, and the timing of the release of material non-public
information is not based on affecting the value of executive compensation.

Award Timing Method	The Subcommittee approves and grants annual equity awards, including options, at approximately the same time every year. Each year, the Subcommittee approves the dollar amounts of the long-term equity awards for its executives in February.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false